Finance cost - Net	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income Expense [Abstract]
Finance cost - Net
25.
Finance cost – Net

The net finance (cost) income is comprised of the following for the years ended December 31, 2022, 2023 and 2024:

	2022		2023		2024
Interest income from cash equivalents	Ps.	677,542	Ps.	1,094,923	Ps.	1,086,019
Interest on recovered taxes		45,489		43,655		2,997
Gain on derivative financial instruments		6,765		-		-
Gain in interest hedge		64,942		253,991		170,426
Other		41,251		10,395		29,829
Total finance income		835,989		1,402,964		1,289,271
Interest cost from bank loans		(210,335)		(679,027)		(786,038)
Interest cost from hedges		(54,633)		-		-
Loss in market value		(4,069)		-		-
Other financing costs		(73,231)		(70,478)		(85,413)
Interest cost for debt securities		(2,113,650)		(2,689,771)		(3,232,972)
Total finance cost		(2,455,918)		(3,439,276)		(4,104,423)
Exchange gain		1,229,799		2,077,806		1,636,929
Exchange loss		(1,148,379)		(2,418,517)		(1,756,680)
Exchange (loss) gain - Net		81,420		(340,711)		(119,751)
Finance cost - Net	Ps.	(1,538,509)	Ps.	(2,377,023)	Ps.	(2,934,903)